SHARE-BASED COMPENSATION	12 Months Ended
Oct. 29, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
Our 2003 Long-Term Stock Incentive Plan (“Incentive Plan”) is an equity-based compensation plan that allows for the grant of a variety of awards, including stock options, restricted stock, restricted stock units, stock appreciation rights, performance share units (“PSUs”), phantom stock awards, long-term incentive awards with performance conditions (“Performance Share Awards”) and cash awards. Awards are generally granted once per year, with the amounts and types of awards determined by the Compensation Committee of our Board of Directors (the “Committee”). As a general rule, option awards terminate on the earlier of (i) 10 years from the date of grant, (ii) 30 days after termination of employment or service for a reason other than death, disability or retirement, (iii) one year after death or (iv) one year for incentive stock options or five years for other awards after disability or retirement. Awards are non-transferable except by disposition on death or to certain family members, trusts and other family entities as the the Committee may approve. Awards may be paid in cash, shares of our Common Stock or a combination, in lump sum or installments and currently or by deferred payment, all as determined by the Committee.
As of October 29, 2017, and for all periods presented, our share-based awards under this plan have consisted of restricted stock grants, PSUs and stock option grants, none of which can be settled through cash payments, and Performance Share Awards. Both our stock options and restricted stock awards are subject only to vesting requirements based on continued employment at the end of a specified time period and typically vest over three to four years or earlier upon death, disability or a change in control. However, our annual restricted stock awards issued prior to December 15, 2013 also vest upon attainment of age 65 and, only in the case of certain special one-time restricted stock awards, a portion vest on termination without cause or for good reason, as defined by the agreements governing such awards. Restricted stock awards issued after December 15, 2013 do not vest upon attainment of age 65, as provided by the agreements governing such awards. The vesting of our Performance Share Awards is described below.
A total of approximately 2,287,000 and 3,000,000 shares were available at October 29, 2017 and October 30, 2016, respectively, under the Incentive Plan for the further grants of awards.
Our option awards and time-based restricted stock awards are typically subject to graded vesting over a service period, which is typically three or four years. Our performance-based and market-based restricted stock awards are typically subject to cliff vesting at the end of the service period, which is typically three years. We recognize compensation cost for these awards on a straight-line basis over the requisite service period for each annual award grant. In addition, certain of our awards provide for accelerated vesting upon qualified retirement, after a change of control or upon termination without cause or for good reason. We recognize compensation cost for such awards over the period from grant date to the date the employee first becomes eligible for retirement.
Stock Option Awards
The fair value of each option award is estimated as of the date of grant using a Black-Scholes-Merton option pricing formula. Expected volatility is based on normalized historical volatility of our stock over a preceding period commensurate with the expected term of the option. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected dividend yield was not considered in the option pricing formula since we do not currently pay dividends on our Common Stock and have no current plans to do so in the future.
There were 182,923, 1,418,219 and 40,000 options exercised during fiscal 2017, 2016 and 2015, respectively. Cash received from the option exercises was $1.7 million, $12.6 million and $0.4 million during fiscal 2017, 2016 and 2015, respectively. The total intrinsic value of options exercised in fiscal 2017 and 2016 was $1.4 million and $9.9 million, respectively, and was insignificant for fiscal 2015.
The weighted average assumptions for the option awards granted on December 15, 2016, December 15, 2015 and December 15, 2014 are as follows:

	December 15, 2016	December 15, 2015	December 15, 2014
Expected volatility	42.63%	43.71%	49.65%
Expected term (in years)	5.50	5.50	5.50
Risk-free interest rate	2.15%	1.77%	1.63%

During fiscal 2017, 2016 and 2015, we granted 10,424, 28,535 and 10,543 stock options, respectively, and the weighted average grant-date fair value of options granted during fiscal 2017, 2016 and 2015 was $6.59, $5.38 and $7.91, respectively.
The following is a summary of stock option transactions during fiscal 2017, 2016 and 2015 (in thousands, except weighted average exercise prices and weighted average remaining life):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Balance, November 2, 2014	1,948	$11.05
Granted	10	17.07
Exercised	(40)	(8.85)
Cancelled	(14)	(175.08)
Balance, November 1, 2015	1,904	9.85
Granted	29	12.76
Exercised	(1,418)	(8.89)
Cancelled	(7)	(227.21)
Balance, October 30, 2016	508	10.24
Granted	11	15.70
Exercised	(183)	(9.03)
Balance, October 29, 2017	336	$11.06	3.7	$1,534
Exercisable at October 29, 2017	319	$10.79	3.5	$1,534

The following summarizes additional information concerning outstanding options at October 29, 2017 (in thousands, except weighted average remaining life and weighted average exercise prices):

Options Outstanding
Number of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
310	3.4 years	$10.59
26	7.8 years	16.66
336	3.7 years	$11.06
The following summarizes additional information concerning options exercisable at October 29, 2017 (in thousands, except weighted average exercise prices):

Options Exercisable
Number of Options	Weighted Average Exercise Price
310	$10.59
9	17.37
319	$10.79

Restricted stock and performance awards
Long-term incentive awards granted to our senior executives generally have a three-year performance period. Long-term incentive awards include restricted stock units and PSUs representing 40% and 60% of the total value, respectively. The restricted stock units vest upon continued employment. Vesting of the PSUs is contingent upon continued employment and the achievement of targets with respect to the following metrics, as defined by management: (1) cumulative free cash flow (weighted 40%); (2) cumulative earnings per share (weighted 40%); and (3) total shareholder return (weighted 20%), in each case during the performance period. At the end of the performance period, the number of actual shares to be awarded varies between 0% and 200% of target amounts. The PSUs vest pro rata if an executive’s employment terminates prior to the end of the performance period due to death, disability, or termination by the Company without cause or by the executive for good reason. If an executive’s employment terminates for any other reason prior to the end of the performance period, all outstanding unvested PSUs, whether earned or unearned, will be forfeited and cancelled. If a change in control occurs prior to the end of the performance period, the PSU payout will be calculated and paid assuming that the maximum benefit had been achieved. If an executive’s employment terminates due to death or disability while any of the restricted stock is unvested, then all of the unvested restricted stock will become vested. If an executive’s employment is terminated by the Company without cause or after reaching normal retirement age, the unvested restricted stock will be forfeited. If a change in control occurs prior to the end of the performance period, the restricted stock will fully vest. The fair value of the awards is based on the Company’s stock price as of the date of grant. During the fiscal years 2017, 2016 and 2015, we granted PSUs with fair values of approximately $4.6 million, $4.7 million and $3.6 million, respectively, to the Company’s senior executives.
The restricted stock units granted in December 2016 and 2015 to our senior executives vest one-third annually. For the restricted stock units granted in December 2014 to our senior executives, two-thirds vested on December 15, 2016 and one-third vested on December 15, 2017. The PSUs granted in December 2016 and 2015 to our senior executives cliff vest at the end of the three-year performance period. For the PSUs granted in December 2014 to our senior executives, one-half vested on December 15, 2016 and one-half vested on December 15, 2017.
Performance Share Awards granted to our key employees are paid 50% in cash and 50% in stock. Vesting of Performance Share Awards is contingent upon continued employment and the achievement of free cash flow and earnings per share targets, as defined by management, over a three-year period. At the end of the performance period, the number of actual shares to be awarded varies between 0% and 150% of target amounts. However, a minimum of 50% of the awards will vest upon continued employment over the three-year period if the minimum targets are not met. The Performance Share Awards vest earlier upon death, disability or a change of control. A portion of the awards also vests upon termination without cause or after reaching normal retirement age prior to the vesting date, as defined by the agreements governing such awards. The fair value of Performance Share Awards is based on the Company’s stock price as of the date of grant. The fair value and cash value of Performance Share Awards granted in fiscal 2017, 2016 and 2015 are as follows (in millions):

	Fiscal year ended
	October 29, 2017	October 30, 2016	November 1, 2015
Equity fair value	$2.0	$2.4	$1.5
Cash value	$2.0	$2.1	$1.7

On December 15, 2016, the performance period ended for certain PSUs granted to senior executives in December 2014 and the Performance Share Awards granted to key employees in December 2013. The PSUs vested at 149.3%, and resulted in the issuance of 0.1 million shares, net of shares withheld for taxes. The Performance Share Awards vested at 50.0%, and resulted in the issuance of less than 0.1 million shares, net of shares withheld for taxes.
During fiscal 2017, 2016 and 2015, we granted time-based restricted stock awards with a fair value of $4.5 million, $4.2 million and $6.8 million, respectively.
Restricted stock and performance award transactions during fiscal 2017, 2016 and 2015 were as follows (in thousands, except weighted average grant prices):

	Restricted Stock and Performance Awards
	Time-Based		Performance-Based		Market-Based
	Number of Shares	Weighted Average Grant Price	Number of Shares(1)	Weighted Average Grant Price	Number of Shares(1)	Weighted Average Grant Price
Balance, November 2, 2014	855	$15.22	117	$17.47	1,028	$11.71
Granted	410	16.60	270	17.04	45	12.76
Vested	(352)	13.11	—	—	(541)	11.71
Forfeited	(85)	23.71	(44)	16.22	(492)	11.72
Balance, November 1, 2015	828	$15.87	343	$17.19	40	$11.78
Granted	329	12.64	516	12.76	71	14.60
Vested	(335)	15.09	—	—	—	—
Forfeited	(60)	14.33	(60)	15.22	(4)	13.81
Balance, October 30, 2016	762	$14.91	799	$14.82	107	$14.02
Granted	285	15.84	362	15.70	58	16.03
Vested	(392)	15.14	(165)	16.07	—	—
Forfeited	(27)	14.41	(124)	15.88	(21)	11.51
Balance, October 29, 2017	628	$15.21	872	$14.76	144	$15.15

(1)	The number of restricted stock shown reflects the shares that would be granted if the target level of performance is achieved. The number of shares actually issued may vary.
Share-Based Compensation Expense
Share-based compensation expense is recorded over the requisite service or performance period. For awards with performance conditions, the amount of share-based compensation expense recognized is based upon the probable outcome of the performance conditions, as defined and determined by management. We estimated a forfeiture rate of 5.0% for our non-officers and 0% for our officers in our calculation of share-based compensation expense for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015. These estimates are based on historical forfeiture behavior exhibited by our employees.
Share-based compensation expense as well as the unrecognized share-based compensation expense and weighted average period over which expense attributable to unvested awards will be recognized are as follows (in millions, except weighted average remaining years):

	Fiscal year ended
	October 29, 2017	October 30, 2016	November 1, 2015
Cost of goods sold	$1.0	$1.1	$1.1
Engineering, selling, general and administrative	9.2	9.8	8.3
Total recognized share-based compensation expense	$10.2	$10.9	$9.4

	Fiscal Year Ended October 29, 2017
	Unrecognized Share-Based Compensation Expense	Weighted Average Remaining Years
Stock options	0.0	0.8
Time-based restricted stock	4.8	1.8
Performance- and market-based restricted stock	6.7	1.7
Total unrecognized share-based compensation expense	$11.5

As of October 29, 2017, we do not have any amounts capitalized for share-based compensation cost in inventory or similar assets. The total income tax benefit recognized in results of operations for share-based compensation arrangements was $4.0 million, $4.2 million and $3.7 million for the fiscal years ended October 29, 2017, October 30, 2016 and November 1, 2015, respectively.